Quarterly portfolio holdings
John Hancock
Investment Grade Bond Fund
Fixed income
February 28, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 55.0%				$2,471,630,172
(Cost $2,445,946,889)
U.S. Government 20.3%				914,231,942
U.S. Treasury
Bond	1.375	08-15-50	85,070,000	43,791,111
Bond	1.625	11-15-50	68,677,000	37,683,821
Bond	2.000	02-15-50	80,444,000	49,196,534
Bond	3.375	11-15-48	7,109,000	5,828,825
Bond	4.000	11-15-42	4,729,000	4,460,777
Bond	4.625	11-15-44	23,360,000	23,579,912
Bond	4.625	11-15-45	14,066,000	14,158,308
Bond	4.625	11-15-55	64,821,000	64,709,589
Bond	4.750	11-15-43	50,797,000	52,285,194
Bond	4.750	02-15-45	2,299,000	2,356,475
Bond	4.750	08-15-55	51,784,000	52,730,676
Bond	4.875	08-15-45	54,586,000	56,777,969
Note	3.500	11-30-30	100,165,000	100,110,222
Note	3.750	01-31-31	34,566,000	34,917,061
Note	3.750	02-28-33	7,495,000	7,507,882
Note	3.875	07-15-28	6,343,000	6,412,624
Note	3.875	12-31-32	64,952,000	65,591,371
Note	4.000	07-31-32	925,000	942,163
Note	4.000	01-31-33	148,572,000	151,125,558
Note	4.125	02-15-36	82,519,000	83,614,955
Note	4.250	06-30-31	54,643,000	56,450,915
U.S. Government Agency 34.7%				1,557,398,230
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	6,034,801	5,643,397
15 Yr Pass Thru	4.000	08-01-37	2,347,752	2,347,973
15 Yr Pass Thru	4.000	08-01-37	1,288,983	1,287,091
15 Yr Pass Thru	4.000	08-01-37	2,039,811	2,035,542
15 Yr Pass Thru	4.000	11-01-37	4,275,880	4,268,266
15 Yr Pass Thru	4.000	06-01-40	6,524,709	6,470,272
15 Yr Pass Thru	4.500	12-01-37	922,454	929,760
15 Yr Pass Thru	4.500	01-01-38	640,417	645,489
15 Yr Pass Thru	4.500	02-01-38	5,389,578	5,432,260
30 Yr Pass Thru	2.500	08-01-51	5,355,230	4,726,114
30 Yr Pass Thru	2.500	11-01-51	4,183,862	3,689,740
30 Yr Pass Thru	2.500	12-01-51	1,333,773	1,170,000
30 Yr Pass Thru	2.500	04-01-52	17,427,012	15,330,727
30 Yr Pass Thru	3.000	03-01-43	191,993	181,386
30 Yr Pass Thru	3.000	03-01-43	1,602,054	1,508,808
30 Yr Pass Thru	3.000	04-01-43	670,846	632,058
30 Yr Pass Thru	3.000	12-01-45	549,662	513,039
30 Yr Pass Thru	3.000	10-01-46	583,238	546,251
30 Yr Pass Thru	3.000	10-01-46	476,335	443,150
30 Yr Pass Thru	3.000	12-01-46	1,691,431	1,573,065
30 Yr Pass Thru	3.000	12-01-46	445,484	416,259
30 Yr Pass Thru	3.000	04-01-47	309,362	287,616
30 Yr Pass Thru	3.000	04-01-47	3,818,895	3,536,805
30 Yr Pass Thru	3.000	09-01-49	4,084,271	3,760,881
30 Yr Pass Thru	3.000	10-01-49	2,872,086	2,647,369
30 Yr Pass Thru	3.000	10-01-49	1,551,394	1,428,555
30 Yr Pass Thru	3.000	12-01-49	5,748,932	5,293,735
30 Yr Pass Thru	3.000	12-01-49	4,730,412	4,323,339
30 Yr Pass Thru	3.000	01-01-50	9,169,699	8,443,648
2	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	02-01-50	4,983,751	$4,554,877
30 Yr Pass Thru	3.000	08-01-50	22,087,801	19,993,780
30 Yr Pass Thru	3.000	11-01-50	2,056,585	1,879,607
30 Yr Pass Thru	3.000	12-01-51	13,695,501	12,516,943
30 Yr Pass Thru	3.000	02-01-52	6,197,646	5,668,185
30 Yr Pass Thru	3.000	06-01-52	7,326,992	6,705,631
30 Yr Pass Thru	3.500	10-01-46	742,613	710,234
30 Yr Pass Thru	3.500	04-01-47	406,137	391,294
30 Yr Pass Thru	3.500	08-01-47	5,484,355	5,226,380
30 Yr Pass Thru	3.500	11-01-48	1,882,268	1,808,181
30 Yr Pass Thru	3.500	06-01-49	16,917,363	16,158,605
30 Yr Pass Thru	3.500	12-01-49	3,473,464	3,291,625
30 Yr Pass Thru	3.500	03-01-52	2,447,557	2,326,309
30 Yr Pass Thru	3.500	03-01-52	10,621,603	10,042,317
30 Yr Pass Thru	3.500	03-01-52	3,420,827	3,249,226
30 Yr Pass Thru	3.500	04-01-52	25,669,173	24,397,563
30 Yr Pass Thru	3.500	06-01-52	5,980,853	5,710,738
30 Yr Pass Thru	3.500	07-01-52	2,804,962	2,651,984
30 Yr Pass Thru	3.500	07-01-52	5,421,950	5,138,106
30 Yr Pass Thru	3.500	07-01-52	4,069,172	3,849,790
30 Yr Pass Thru	4.000	07-01-45	1,277,282	1,269,187
30 Yr Pass Thru	4.000	08-01-48	278,047	274,024
30 Yr Pass Thru	4.000	08-01-49	9,098,308	8,916,602
30 Yr Pass Thru	4.000	05-01-52	14,459,671	14,098,593
30 Yr Pass Thru	4.000	06-01-52	8,665,551	8,441,036
30 Yr Pass Thru	4.000	06-01-52	7,000,558	6,856,372
30 Yr Pass Thru	4.000	08-01-52	9,595,988	9,398,345
30 Yr Pass Thru	4.000	08-01-52	4,724,151	4,606,182
30 Yr Pass Thru	4.000	08-01-52	22,840,002	22,355,306
30 Yr Pass Thru	4.000	09-01-52	23,389,053	22,753,832
30 Yr Pass Thru	4.000	12-01-52	11,959,458	11,810,307
30 Yr Pass Thru	4.000	04-01-53	2,814,848	2,759,511
30 Yr Pass Thru	4.000	04-01-53	2,999,042	2,935,399
30 Yr Pass Thru	4.000	04-01-54	8,028,880	7,886,096
30 Yr Pass Thru	4.500	06-01-52	3,997,823	3,988,085
30 Yr Pass Thru	4.500	07-01-52	1,818,621	1,810,782
30 Yr Pass Thru	4.500	07-01-52	2,688,042	2,676,454
30 Yr Pass Thru	4.500	08-01-52	5,268,048	5,253,570
30 Yr Pass Thru	4.500	08-01-52	4,370,978	4,358,966
30 Yr Pass Thru	4.500	09-01-52	2,753,940	2,742,069
30 Yr Pass Thru	4.500	09-01-52	3,129,693	3,129,895
30 Yr Pass Thru	4.500	09-01-52	11,118,383	11,091,302
30 Yr Pass Thru	4.500	10-01-52	11,446,793	11,403,709
30 Yr Pass Thru	4.500	12-01-52	10,279,422	10,289,719
30 Yr Pass Thru	4.500	02-01-53	10,647,595	10,582,564
30 Yr Pass Thru	4.500	04-01-53	2,528,257	2,526,839
30 Yr Pass Thru	4.500	04-01-53	8,417,937	8,357,448
30 Yr Pass Thru	4.500	08-01-53	7,983,204	7,973,739
30 Yr Pass Thru	4.500	08-01-53	3,186,507	3,176,754
30 Yr Pass Thru	4.500	10-01-53	14,748,557	14,680,371
30 Yr Pass Thru	4.500	02-01-54	4,261,311	4,241,611
30 Yr Pass Thru	5.000	07-01-52	7,661,346	7,813,842
30 Yr Pass Thru	5.000	08-01-52	12,483,574	12,710,600
30 Yr Pass Thru	5.000	08-01-52	16,467,696	16,664,768
30 Yr Pass Thru	5.000	10-01-52	5,663,443	5,731,926
30 Yr Pass Thru	5.000	02-01-53	6,490,917	6,575,492
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	03-01-53	9,754,027	$9,922,270
30 Yr Pass Thru	5.000	06-01-53	2,794,249	2,822,799
30 Yr Pass Thru	5.000	07-01-53	14,306,538	14,535,422
30 Yr Pass Thru	5.000	07-01-53	9,523,897	9,628,496
30 Yr Pass Thru	5.000	07-01-53	5,496,549	5,584,486
30 Yr Pass Thru	5.000	08-01-53	6,840,808	6,953,457
30 Yr Pass Thru	5.000	04-01-54	10,358,642	10,530,839
30 Yr Pass Thru	5.000	05-01-54	10,549,393	10,764,650
30 Yr Pass Thru	5.000	12-01-54	4,888,732	4,966,944
30 Yr Pass Thru	5.000	12-01-54	5,930,961	6,016,117
30 Yr Pass Thru	5.500	06-01-53	3,924,497	4,051,499
30 Yr Pass Thru	5.500	07-01-53	4,381,084	4,522,862
30 Yr Pass Thru	5.500	09-01-53	7,989,062	8,247,599
30 Yr Pass Thru	5.500	11-01-54	14,140,603	14,579,433
30 Yr Pass Thru	5.500	01-01-55	3,155,327	3,237,471
30 Yr Pass Thru	5.500	02-01-55	5,926,327	6,108,389
30 Yr Pass Thru	5.500	05-01-55	8,314,840	8,580,672
Federal National Mortgage Association
15 Yr Pass Thru	2.000	06-01-36	9,200,132	8,580,432
15 Yr Pass Thru	2.000	06-01-36	6,084,257	5,687,744
15 Yr Pass Thru	2.000	04-01-37	6,176,963	5,776,339
15 Yr Pass Thru	2.500	01-01-35	3,413,366	3,279,804
15 Yr Pass Thru	2.500	08-01-35	5,083,543	4,863,975
15 Yr Pass Thru	2.500	05-01-36	7,693,311	7,389,873
15 Yr Pass Thru	3.000	07-01-27	13,842	13,740
15 Yr Pass Thru	3.000	03-01-28	113,813	112,794
15 Yr Pass Thru	3.000	03-01-33	4,318,730	4,236,467
15 Yr Pass Thru	3.000	07-01-37	6,373,437	6,176,157
15 Yr Pass Thru	3.500	06-01-34	146,937	145,447
15 Yr Pass Thru	4.000	09-01-37	3,810,852	3,811,212
15 Yr Pass Thru	4.000	10-01-37	3,176,375	3,171,711
15 Yr Pass Thru	4.000	01-01-38	1,730,588	1,724,803
15 Yr Pass Thru	4.500	11-01-37	4,739,630	4,783,090
15 Yr Pass Thru	4.500	12-01-37	1,563,102	1,575,480
30 Yr Pass Thru	2.000	09-01-50	6,881,146	5,794,902
30 Yr Pass Thru	2.000	09-01-50	9,438,461	7,907,231
30 Yr Pass Thru	2.000	10-01-50	868,588	735,003
30 Yr Pass Thru	2.000	12-01-50	3,163,015	2,647,893
30 Yr Pass Thru	2.000	12-01-50	18,189,697	15,306,939
30 Yr Pass Thru	2.000	03-01-51	6,057,707	5,126,059
30 Yr Pass Thru	2.000	07-01-51	2,413,803	2,020,696
30 Yr Pass Thru	2.000	02-01-52	20,158,510	16,888,134
30 Yr Pass Thru	2.500	07-01-50	404,097	357,762
30 Yr Pass Thru	2.500	08-01-50	1,815,620	1,607,433
30 Yr Pass Thru	2.500	09-01-50	730,066	645,669
30 Yr Pass Thru	2.500	09-01-50	1,914,104	1,694,625
30 Yr Pass Thru	2.500	10-01-50	686,179	610,716
30 Yr Pass Thru	2.500	12-01-50	39,828	35,112
30 Yr Pass Thru	2.500	07-01-51	15,735,983	13,818,523
30 Yr Pass Thru	2.500	08-01-51	2,559,267	2,254,614
30 Yr Pass Thru	2.500	08-01-51	3,729,931	3,285,922
30 Yr Pass Thru	2.500	08-01-51	12,831,713	11,256,114
30 Yr Pass Thru	2.500	09-01-51	12,703,653	11,179,508
30 Yr Pass Thru	2.500	10-01-51	1,932,868	1,702,781
30 Yr Pass Thru	2.500	11-01-51	11,732,937	10,354,588
30 Yr Pass Thru	2.500	01-01-52	4,616,435	4,059,684
30 Yr Pass Thru	2.500	03-01-52	23,916,087	21,024,288
4	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (A)	3.000	TBA	24,385,000	$22,050,326
30 Yr Pass Thru	3.000	12-01-42	418,199	394,456
30 Yr Pass Thru	3.000	04-01-43	1,406,309	1,318,651
30 Yr Pass Thru	3.000	12-01-45	1,059,686	983,830
30 Yr Pass Thru	3.000	08-01-46	656,569	610,122
30 Yr Pass Thru	3.000	10-01-46	774,486	724,538
30 Yr Pass Thru	3.000	01-01-47	895,477	831,849
30 Yr Pass Thru	3.000	02-01-47	480,737	448,832
30 Yr Pass Thru	3.000	10-01-47	1,081,195	1,004,033
30 Yr Pass Thru	3.000	12-01-47	3,984,435	3,688,872
30 Yr Pass Thru	3.000	11-01-48	775,688	719,217
30 Yr Pass Thru	3.000	11-01-48	3,251,793	3,004,480
30 Yr Pass Thru	3.000	12-01-48	491,260	454,818
30 Yr Pass Thru	3.000	09-01-49	2,726,297	2,498,503
30 Yr Pass Thru	3.000	09-01-49	1,576,840	1,428,827
30 Yr Pass Thru	3.000	10-01-49	582,237	533,589
30 Yr Pass Thru	3.000	10-01-49	903,947	832,373
30 Yr Pass Thru	3.000	10-01-49	1,915,141	1,765,297
30 Yr Pass Thru	3.000	11-01-49	8,169,980	7,523,086
30 Yr Pass Thru	3.000	11-01-49	1,497,669	1,357,087
30 Yr Pass Thru	3.000	11-01-49	1,061,992	977,904
30 Yr Pass Thru	3.000	11-01-49	760,633	700,407
30 Yr Pass Thru	3.000	02-01-50	5,705,403	5,169,855
30 Yr Pass Thru	3.000	12-01-51	4,880,649	4,442,955
30 Yr Pass Thru	3.000	12-01-51	5,136,353	4,691,137
30 Yr Pass Thru	3.000	01-01-52	10,880,609	9,964,686
30 Yr Pass Thru	3.000	02-01-52	4,074,567	3,726,479
30 Yr Pass Thru	3.000	02-01-52	6,070,933	5,504,867
30 Yr Pass Thru	3.000	03-01-52	18,963,404	17,325,594
30 Yr Pass Thru	3.000	05-01-52	1,572,307	1,442,900
30 Yr Pass Thru	3.000	06-01-52	15,055,539	13,769,354
30 Yr Pass Thru (A)	3.500	TBA	29,513,000	27,813,698
30 Yr Pass Thru	3.500	04-01-45	250,310	240,979
30 Yr Pass Thru	3.500	07-01-47	1,465,119	1,409,938
30 Yr Pass Thru	3.500	11-01-47	1,239,773	1,186,880
30 Yr Pass Thru	3.500	01-01-48	1,372,561	1,311,858
30 Yr Pass Thru	3.500	06-01-49	4,862,562	4,644,472
30 Yr Pass Thru	3.500	08-01-49	16,855,830	16,131,435
30 Yr Pass Thru	3.500	03-01-50	4,189,853	3,950,871
30 Yr Pass Thru	3.500	04-01-50	5,749,951	5,468,701
30 Yr Pass Thru	3.500	06-01-50	3,777,135	3,586,480
30 Yr Pass Thru	3.500	09-01-50	8,322,775	7,907,877
30 Yr Pass Thru	3.500	02-01-51	10,747,979	10,205,465
30 Yr Pass Thru	3.500	03-01-51	6,366,318	6,039,004
30 Yr Pass Thru	3.500	02-01-52	2,043,771	1,948,274
30 Yr Pass Thru	3.500	04-01-52	2,745,520	2,602,648
30 Yr Pass Thru	3.500	04-01-52	2,435,231	2,313,072
30 Yr Pass Thru	3.500	04-01-52	9,786,644	9,304,888
30 Yr Pass Thru	3.500	05-01-52	3,448,677	3,268,136
30 Yr Pass Thru	3.500	05-01-52	8,043,339	7,597,128
30 Yr Pass Thru	3.500	08-01-52	8,075,203	7,652,459
30 Yr Pass Thru	3.500	09-01-52	4,719,255	4,464,824
30 Yr Pass Thru	3.500	09-01-52	3,822,834	3,610,162
30 Yr Pass Thru	3.500	12-01-52	6,068,271	5,758,177
30 Yr Pass Thru	3.500	08-01-53	3,773,395	3,590,005
30 Yr Pass Thru	4.000	03-01-42	677,655	674,590
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	11-01-42	936,420	$932,457
30 Yr Pass Thru	4.000	05-01-43	852,351	847,124
30 Yr Pass Thru	4.000	11-01-43	1,024,249	1,018,377
30 Yr Pass Thru	4.000	12-01-43	994,523	987,562
30 Yr Pass Thru	4.000	03-01-47	940,934	928,023
30 Yr Pass Thru	4.000	05-01-47	764,912	753,938
30 Yr Pass Thru	4.000	04-01-48	990,400	977,119
30 Yr Pass Thru	4.000	01-01-49	376,780	369,373
30 Yr Pass Thru	4.000	05-01-49	7,731,595	7,574,768
30 Yr Pass Thru	4.000	06-01-49	1,629,661	1,605,262
30 Yr Pass Thru	4.000	07-01-49	735,618	723,685
30 Yr Pass Thru	4.000	07-01-49	1,189,740	1,170,441
30 Yr Pass Thru	4.000	09-01-49	1,585,012	1,556,329
30 Yr Pass Thru	4.000	02-01-50	2,036,118	1,996,727
30 Yr Pass Thru	4.000	03-01-51	7,442,183	7,309,832
30 Yr Pass Thru	4.000	08-01-51	4,107,978	4,037,490
30 Yr Pass Thru	4.000	04-01-52	797,025	781,107
30 Yr Pass Thru	4.000	05-01-52	5,648,580	5,507,527
30 Yr Pass Thru	4.000	05-01-52	4,958,598	4,834,775
30 Yr Pass Thru	4.000	05-01-52	6,373,349	6,240,089
30 Yr Pass Thru	4.000	05-01-52	17,579,406	17,360,166
30 Yr Pass Thru	4.000	06-01-52	1,674,019	1,646,864
30 Yr Pass Thru	4.000	06-01-52	5,712,446	5,619,782
30 Yr Pass Thru	4.000	06-01-52	3,955,863	3,857,080
30 Yr Pass Thru	4.000	07-01-52	13,261,212	13,000,511
30 Yr Pass Thru	4.000	07-01-52	4,544,679	4,448,235
30 Yr Pass Thru	4.000	07-01-52	3,450,821	3,377,589
30 Yr Pass Thru	4.000	07-01-52	6,281,190	6,126,303
30 Yr Pass Thru	4.000	10-01-52	7,223,367	7,074,592
30 Yr Pass Thru	4.500	06-01-52	3,261,764	3,253,819
30 Yr Pass Thru	4.500	06-01-52	7,618,473	7,585,632
30 Yr Pass Thru	4.500	06-01-52	5,469,583	5,469,935
30 Yr Pass Thru	4.500	07-01-52	6,321,894	6,294,642
30 Yr Pass Thru	4.500	07-01-52	6,489,175	6,461,202
30 Yr Pass Thru	4.500	08-01-52	6,327,553	6,286,435
30 Yr Pass Thru	4.500	08-01-52	5,053,319	5,031,536
30 Yr Pass Thru	4.500	08-01-52	6,137,151	6,093,435
30 Yr Pass Thru	4.500	08-01-52	4,332,671	4,312,640
30 Yr Pass Thru	4.500	08-01-52	10,730,141	10,677,181
30 Yr Pass Thru	4.500	09-01-52	5,115,840	5,120,965
30 Yr Pass Thru	4.500	09-01-52	5,218,429	5,204,087
30 Yr Pass Thru	4.500	09-01-52	2,743,384	2,735,844
30 Yr Pass Thru	4.500	09-01-52	13,268,993	13,174,476
30 Yr Pass Thru	4.500	10-01-52	4,096,648	4,100,752
30 Yr Pass Thru	4.500	10-01-52	13,541,086	13,503,873
30 Yr Pass Thru	4.500	10-01-52	2,906,001	2,906,188
30 Yr Pass Thru	4.500	11-01-52	10,759,731	10,753,698
30 Yr Pass Thru	4.500	04-01-53	8,961,887	8,934,458
30 Yr Pass Thru	5.000	08-01-52	13,503,110	13,767,665
30 Yr Pass Thru	5.000	09-01-52	4,131,709	4,189,418
30 Yr Pass Thru	5.000	10-01-52	5,945,318	6,051,582
30 Yr Pass Thru	5.000	10-01-52	7,528,050	7,632,020
30 Yr Pass Thru	5.000	11-01-52	5,269,645	5,366,302
30 Yr Pass Thru	5.000	12-01-52	5,225,044	5,318,434
30 Yr Pass Thru	5.000	01-01-53	9,459,211	9,632,714
30 Yr Pass Thru	5.000	04-01-53	4,578,323	4,654,431
6	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-01-53	9,795,141	$9,962,561
30 Yr Pass Thru	5.000	07-01-53	16,086,566	16,351,466
30 Yr Pass Thru	5.000	09-01-53	10,763,180	10,862,292
30 Yr Pass Thru	5.000	11-01-53	6,598,969	6,654,019
30 Yr Pass Thru	5.000	11-01-54	15,219,037	15,502,944
30 Yr Pass Thru	5.500	12-01-52	3,082,079	3,180,856
30 Yr Pass Thru	5.500	05-01-53	9,316,731	9,612,410
30 Yr Pass Thru	5.500	08-01-53	3,577,503	3,688,805
30 Yr Pass Thru	5.500	02-01-54	5,380,303	5,546,011
30 Yr Pass Thru	5.500	05-01-54	3,867,686	3,961,425
30 Yr Pass Thru	5.500	08-01-54	11,698,680	12,054,172
30 Yr Pass Thru	5.500	11-01-54	1,733,165	1,786,423
30 Yr Pass Thru	5.500	11-01-54	2,747,862	2,833,138
30 Yr Pass Thru	5.500	12-01-54	2,635,681	2,715,828
30 Yr Pass Thru	5.500	01-01-55	13,223,112	13,554,956
30 Yr Pass Thru	5.500	02-01-55	11,659,804	12,021,647
30 Yr Pass Thru	5.500	04-01-55	7,157,364	7,339,220
30 Yr Pass Thru	5.500	06-01-55	11,763,249	12,066,691

30 Yr Pass Thru	5.500	06-01-55	7,156,083	7,333,994
Foreign government obligations 0.2%				$7,361,111
(Cost $7,254,660)
Saudi Arabia 0.2%				7,361,111
Kingdom of Saudi Arabia Bond (B)	5.875	01-12-56	7,329,000	7,361,111

Corporate bonds 30.7%				$1,379,605,798
(Cost $1,350,305,199)
Communication services 1.6%				70,382,652
Diversified telecommunication services 0.4%
AT&T, Inc.	2.750	06-01-31	7,450,000	6,941,631
AT&T, Inc.	4.500	05-15-35	2,322,000	2,262,928
AT&T, Inc.	4.750	04-30-33	1,977,000	2,003,991
NTT Finance Corp. (B)	5.171	07-16-32	3,015,000	3,117,036
STC Sukuk Company II, Ltd. (B)	4.489	01-15-31	3,867,000	3,876,911
Entertainment 0.2%
Netflix, Inc. (B)	4.875	06-15-30	3,403,000	3,506,163
WMG Acquisition Corp. (B)	3.875	07-15-30	4,202,000	4,033,247
Interactive media and services 0.3%
Alphabet, Inc.	4.400	02-15-33	4,126,000	4,162,371
Meta Platforms, Inc.	4.200	11-15-30	4,738,000	4,779,668
Meta Platforms, Inc.	4.600	11-15-32	3,159,000	3,211,985
Meta Platforms, Inc.	5.625	11-15-55	1,828,000	1,789,293
Media 0.4%
Charter Communications Operating LLC	2.800	04-01-31	4,441,000	4,036,951
Charter Communications Operating LLC	6.384	10-23-35	7,098,000	7,414,342
News Corp. (B)	3.875	05-15-29	2,632,000	2,567,724
News Corp. (B)	5.125	02-15-32	4,863,000	4,838,139
Wireless telecommunication services 0.3%
T-Mobile USA, Inc.	3.875	04-15-30	11,932,000	11,840,272
Consumer discretionary 0.6%				27,047,036
Automobiles 0.3%
General Motors Financial Company, Inc.	5.600	06-18-31	10,697,000	11,239,632
Hyundai Capital America (B)	5.400	01-08-31	1,174,000	1,227,493
Broadline retail 0.1%
MercadoLibre, Inc.	4.900	01-15-33	3,659,000	3,637,961
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.1%
Marriott International, Inc.	4.500	05-01-33	1,507,000	$1,502,042
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	2,804,000	2,863,930
Specialty retail 0.1%
The Home Depot, Inc.	3.250	04-15-32	2,059,000	1,964,220
The Home Depot, Inc.	4.950	06-25-34	4,462,000	4,611,758
Consumer staples 0.8%				35,717,206
Food products 0.6%
Bimbo Bakeries USA, Inc. (B)	6.050	01-15-29	3,018,000	3,163,938
JBS NV	3.625	01-15-32	6,233,000	5,898,901
JBS NV	5.750	04-01-33	3,685,000	3,875,205
JBS NV	5.950	04-20-35	1,363,000	1,445,150
Mars, Inc. (B)	4.800	03-01-30	3,845,000	3,952,639
Mars, Inc. (B)	5.000	03-01-32	3,961,000	4,103,058
Pilgrim’s Pride Corp.	6.250	07-01-33	2,968,000	3,198,723
Personal care products 0.2%
Kenvue, Inc.	4.850	05-22-32	5,494,000	5,678,184
Kenvue, Inc.	4.900	03-22-33	2,059,000	2,126,911
Unilever Capital Corp.	5.900	11-15-32	2,059,000	2,274,497
Energy 3.5%				157,025,358
Oil, gas and consumable fuels 3.5%
Aker BP ASA (B)	3.100	07-15-31	2,084,000	1,945,845
Aker BP ASA (B)	3.750	01-15-30	1,022,000	995,991
Aker BP ASA (B)	4.000	01-15-31	2,097,000	2,052,282
Antero Resources Corp. (B)	5.375	03-01-30	3,762,000	3,821,082
BP Capital Markets America, Inc.	4.812	02-13-33	2,127,000	2,180,173
Cheniere Energy Partners LP	3.250	01-31-32	9,046,000	8,434,017
Cheniere Energy Partners LP	5.550	10-30-35	1,949,000	2,022,536
Cheniere Energy Partners LP	5.950	06-30-33	4,014,000	4,305,745
Columbia Pipelines Holding Company LLC (B)	4.999	11-17-32	2,896,000	2,954,379
Columbia Pipelines Holding Company LLC (B)	5.681	01-15-34	5,455,000	5,706,862
Columbia Pipelines Operating Company LLC (B)	6.036	11-15-33	3,385,000	3,667,509
Continental Resources, Inc. (B)	2.875	04-01-32	2,696,000	2,401,414
Continental Resources, Inc. (B)	5.750	01-15-31	3,813,000	3,954,541
Devon Energy Corp.	5.200	09-15-34	3,001,000	3,077,611
DT Midstream, Inc. (B)	4.375	06-15-31	7,288,000	7,184,457
DT Midstream, Inc. (B)	5.800	12-15-34	1,555,000	1,639,410
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	4,883,000	4,969,727
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	6,238,000	6,356,067
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	2,293,000	2,646,395
Energy Transfer LP	5.150	03-15-45	2,996,000	2,709,511
Energy Transfer LP	5.600	09-01-34	2,637,000	2,755,154
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	6,973,000	6,978,578
Enterprise Products Operating LLC	5.350	01-31-33	2,059,000	2,176,454
EOG Resources, Inc.	5.000	07-15-32	2,059,000	2,136,973
Expand Energy Corp.	4.750	02-01-32	3,856,000	3,849,637
MPLX LP	4.950	09-01-32	2,595,000	2,641,936
MPLX LP	5.000	03-01-33	2,438,000	2,478,146
Occidental Petroleum Corp.	5.375	01-01-32	1,625,000	1,691,603
Occidental Petroleum Corp.	6.450	09-15-36	6,505,000	7,085,597
Occidental Petroleum Corp.	6.625	09-01-30	2,126,000	2,300,812
Ovintiv, Inc.	6.250	07-15-33	2,278,000	2,458,320
Ovintiv, Inc.	7.200	11-01-31	504,000	564,314
Plains All American Pipeline LP	4.700	01-15-31	1,481,000	1,504,243
8	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Repsol E&P Capital Markets US LLC (B)	5.204	09-16-30	2,753,000	$2,820,722
Sabine Pass Liquefaction LLC	4.500	05-15-30	8,313,000	8,405,726
Targa Resources Corp.	5.500	02-15-35	2,535,000	2,623,143
Targa Resources Corp.	6.150	03-01-29	2,281,000	2,413,411
Targa Resources Partners LP	4.000	01-15-32	3,076,000	2,984,459
Var Energi ASA (B)	5.875	05-22-30	5,964,000	6,261,928
Var Energi ASA (B)	8.000	11-15-32	8,443,000	9,828,391
Viper Energy Partners LLC	4.900	08-01-30	1,211,000	1,235,523
Western Midstream Operating LP	4.050	02-01-30	3,362,000	3,321,124
Western Midstream Operating LP	5.450	11-15-34	2,045,000	2,080,326
Whistler Pipeline LLC (B)	5.400	09-30-29	1,234,000	1,281,021
Whistler Pipeline LLC (B)	5.700	09-30-31	2,023,000	2,122,263
Financials 12.1%				543,745,720
Banks 7.4%
Banco Santander SA	4.551	11-06-30	4,879,000	4,917,966
Bank Hapoalim BM (B)	4.722	07-14-29	3,162,000	3,164,356
Bank Hapoalim BM (B)	5.252	01-14-33	1,824,000	1,845,700
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	6,704,000	6,303,449
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	11,634,000	10,772,172
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	11,703,000	11,750,616
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	9,575,000	9,808,769
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	1,215,000	1,246,856
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (C)	6.625	05-01-30	6,413,000	6,713,827
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	5,116,000	5,419,021
Barclays PLC (5.690% to 3-12-29, then Overnight SOFR + 1.740%)	5.690	03-12-30	11,749,000	12,248,348
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (B)	5.497	05-20-30	5,140,000	5,336,947
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (B)(C)	9.250	11-17-27	1,244,000	1,328,910
BPCE SA (4.760% to 1-13-31, then Overnight SOFR + 1.267%) (B)	4.760	01-13-32	2,937,000	2,962,275
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (B)	5.936	05-30-35	3,317,000	3,500,483
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	4,019,000	4,031,059
Citigroup, Inc. (2.561% to 5-1-31, then Overnight SOFR + 1.167%)	2.561	05-01-32	3,473,000	3,178,969
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	4,912,000	5,243,723
Citizens Financial Group, Inc.	3.250	04-30-30	729,000	701,139
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	2,862,000	2,952,332
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	766,000	776,538
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	6,520,000	6,868,428
Citizens Financial Group, Inc. (6.645% to 4-25-34, then Overnight SOFR + 2.325%)	6.645	04-25-35	3,242,000	3,588,301
Credit Agricole SA (B)	3.250	01-14-30	7,443,000	7,155,607
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (B)	5.862	01-09-36	4,197,000	4,460,909
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (B)	5.019	03-04-31	4,016,000	4,128,685
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	1,648,000	1,675,612
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	3,277,000	3,456,685
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	2,089,000	2,189,721
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	6,258,000	6,240,583
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	3,959,000	4,031,701
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	3,886,000	3,902,385
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	2,381,000	2,465,097
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	2,419,000	2,504,138
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	1,230,000	1,291,677
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	2,098,000	2,203,389
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	2,158,000	2,235,572
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	1,857,000	2,023,011
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	2,496,000	2,508,816
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	4,656,000	4,742,068
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	3,714,000	3,825,901
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	5,917,000	$6,144,376
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	10,256,000	10,666,202
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	2,526,000	2,638,178
KeyBank NA	5.000	01-26-33	4,697,000	4,752,577
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%)	5.121	04-04-31	1,880,000	1,928,619
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	1,572,000	1,585,913
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	1,496,000	1,631,463
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	2,457,000	2,582,954
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (C)	6.625	09-27-35	2,875,000	2,863,938
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (C)	6.750	09-27-31	1,740,000	1,803,073
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (C)	5.125	11-01-26	2,668,000	2,670,577
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	2,004,000	2,069,596
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	3,163,000	3,252,168
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	3,743,000	3,796,655
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (C)	7.300	11-19-34	3,763,000	3,994,902
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (C)	8.125	11-10-33	5,329,000	6,009,950
Nordea Bank ABP (6.300% to 3-25-32, then 5 Year CMT + 2.660%) (B)(C)(D)	6.300	09-25-31	6,414,000	6,583,387
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	1,516,000	1,536,842
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	1,364,000	1,386,523
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	7,874,000	8,161,432
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	1,698,000	1,778,890
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	5,989,000	5,984,279
Simmons First National Corp. (6.250% to 10-1-30, then 3 month CME Term SOFR + 3.020%)	6.250	10-01-35	3,635,000	3,690,843
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	4,079,000	4,170,587
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	2,732,000	2,875,348
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	2,621,000	2,831,861
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (C)	6.250	03-15-30	2,477,000	2,568,825
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	3,999,000	4,153,736
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	8,634,000	9,237,065
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	2,760,000	2,995,305
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	4,364,000	4,428,313
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	2,859,000	2,957,635
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	2,164,000	2,244,845
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	4,460,000	4,790,322
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	1,483,000	1,526,025
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	12,896,000	12,110,198
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	3,505,000	3,598,951
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	2,425,000	2,515,863
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	5,583,000	6,199,346
Capital markets 2.5%
Ares Strategic Income Fund (B)	5.150	01-15-31	3,886,000	3,764,437
Ares Strategic Income Fund (B)	5.450	09-09-28	1,341,000	1,340,927
Ares Strategic Income Fund	5.600	02-15-30	2,648,000	2,617,178
Ares Strategic Income Fund	5.700	03-15-28	193,000	194,517
Ares Strategic Income Fund (B)	5.800	09-09-30	3,478,000	3,454,298
Ares Strategic Income Fund	6.200	03-21-32	2,241,000	2,251,239
Ares Strategic Income Fund	6.350	08-15-29	655,000	668,179
Blackstone Private Credit Fund	5.050	09-10-30	3,126,000	3,020,870
Blackstone Private Credit Fund	5.250	04-01-30	2,752,000	2,693,882
Blackstone Private Credit Fund	5.950	07-16-29	1,911,000	1,925,617
Blackstone Private Credit Fund	7.300	11-27-28	1,810,000	1,892,718
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	3,323,000	3,291,642
Cantor Fitzgerald LP (B)	7.200	12-12-28	7,117,000	7,556,580
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	1,295,000	1,302,425
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%) (D)	4.725	02-06-32	3,206,000	3,233,396
10	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Deutsche Bank AG (4.950% to 8-4-30, then Overnight SOFR + 1.300%)	4.950	08-04-31	3,219,000	$3,278,454
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	2,691,000	2,778,870
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	1,054,000	1,122,515
HPS Corporate Lending Fund (B)	5.150	04-02-29	1,224,000	1,214,380
HPS Corporate Lending Fund (B)	5.450	11-15-30	1,083,000	1,064,222
HPS Corporate Lending Fund	5.950	04-14-32	660,000	658,913
Intercontinental Exchange, Inc.	4.600	03-15-33	2,059,000	2,085,989
Jefferies Financial Group, Inc.	6.200	04-14-34	3,391,000	3,546,288
Lazard Group LLC	4.375	03-11-29	2,680,000	2,685,818
Lazard Group LLC	6.000	03-15-31	2,512,000	2,682,818
Macquarie Bank, Ltd. (B)	3.624	06-03-30	3,670,000	3,557,377
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	2,065,000	1,851,678
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	6,794,000	6,015,052
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	5,450,000	5,643,204
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	1,748,000	1,758,759
S&P Global, Inc.	2.900	03-01-32	2,059,000	1,915,099
Sixth Street Lending Partners	5.750	01-15-30	1,071,000	1,075,361
Sixth Street Lending Partners	6.125	07-15-30	985,000	997,276
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	2,400,000	2,476,224
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	11,654,000	10,702,917
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (B)	5.428	02-08-30	2,695,000	2,793,371
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (B)	6.301	09-22-34	2,649,000	2,905,351
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (B)(C)	6.625	01-08-31	3,513,000	3,519,618
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (B)(C)	7.000	02-10-30	2,096,000	2,141,466
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (B)(C)	7.125	08-10-34	2,777,000	2,845,073
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (B)(C)	9.250	11-13-33	2,820,000	3,297,970
Consumer finance 0.4%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	4,111,000	4,147,671
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	1,932,000	1,983,676
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	2,939,000	3,033,716
Ally Financial, Inc.	8.000	11-01-31	3,721,000	4,222,951
Capital One Financial Corp.	6.700	11-29-32	5,028,000	5,586,422
Financial services 0.6%
Apollo Debt Solutions BDC	6.700	07-29-31	2,961,000	3,056,999
Apollo Debt Solutions BDC	6.900	04-13-29	919,000	955,417
Atlas Warehouse Lending Company LP (B)	5.250	01-15-33	1,234,000	1,226,502
Atlas Warehouse Lending Company LP (B)	6.250	01-15-30	2,330,000	2,441,641
Citadel Finance LLC (B)	5.900	02-10-30	2,245,000	2,303,352
Enact Holdings, Inc.	6.250	05-28-29	4,556,000	4,781,025
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	512,000	615,107
NMI Holdings, Inc.	6.000	08-15-29	3,866,000	4,009,197
Radian Group, Inc.	6.200	05-15-29	5,833,000	6,123,733
Insurance 1.2%
American National Global Funding (B)	4.875	01-23-31	6,899,000	6,895,872
Athene Global Funding (B)	4.721	10-08-29	2,399,000	2,400,274
Athene Global Funding (B)	5.322	11-13-31	2,807,000	2,848,976
Athene Holding, Ltd.	3.500	01-15-31	7,932,000	7,486,219
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	1,632,000	1,568,496
CNO Financial Group, Inc.	5.250	05-30-29	5,156,000	5,234,745
CNO Financial Group, Inc.	6.450	06-15-34	4,742,000	4,943,897
CNO Global Funding (B)	4.700	12-11-30	1,590,000	1,593,245
GA Global Funding Trust (B)	4.500	09-18-30	4,594,000	4,520,004
GA Global Funding Trust (B)	5.200	12-09-31	2,754,000	2,779,712
MassMutual Global Funding II (B)	4.350	09-17-31	2,868,000	2,867,355
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	3,398,000	3,555,297
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	1,665,000	$1,723,651
Teachers Insurance & Annuity Association of America (B)	4.270	05-15-47	5,488,000	4,599,297
Health care 2.2%				96,761,461
Biotechnology 0.7%
AbbVie, Inc. (A)	4.400	03-15-33	3,941,000	3,957,531
AbbVie, Inc.	5.050	03-15-34	6,813,000	7,073,064
Amgen, Inc.	5.250	03-02-33	13,181,000	13,801,491
Amgen, Inc.	5.650	03-02-53	5,208,000	5,198,721
Health care equipment and supplies 0.4%
Abbott Laboratories (A)	4.300	03-15-33	11,321,000	11,309,725
Medtronic Global Holdings SCA	4.500	03-30-33	2,060,000	2,081,260
Solventum Corp.	5.450	03-13-31	5,617,000	5,892,016
Health care providers and services 0.6%
Cencora, Inc.	2.800	05-15-30	3,094,000	2,939,108
CVS Health Corp.	5.000	09-15-32	1,915,000	1,964,758
Fresenius Medical Care US Finance III, Inc. (B)	2.375	02-16-31	6,941,000	6,271,224
Fresenius Medical Care US Finance III, Inc. (B)	3.750	06-15-29	3,740,000	3,687,890
HCA, Inc.	4.300	11-15-30	1,287,000	1,289,467
HCA, Inc.	4.600	11-15-32	1,979,000	1,982,219
HCA, Inc.	5.450	04-01-31	3,723,000	3,898,692
UnitedHealth Group, Inc.	5.950	06-15-55	2,268,000	2,348,745
Universal Health Services, Inc.	2.650	10-15-30	4,008,000	3,689,200
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	4.473	10-07-32	2,066,000	2,089,356
Pharmaceuticals 0.4%
IQVIA, Inc.	6.250	02-01-29	2,211,000	2,323,834
Merck & Company, Inc.	4.450	12-04-32	2,059,000	2,086,781
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	6,107,000	6,233,976
Roche Holdings, Inc. (B)	5.489	11-13-30	4,296,000	4,571,300
Royalty Pharma PLC	5.150	09-02-29	2,003,000	2,071,103
Industrials 2.5%				113,610,088
Aerospace and defense 0.6%
BAE Systems PLC (B)	5.250	03-26-31	1,063,000	1,113,641
DAE Funding LLC (B)	3.375	03-20-28	4,708,000	4,598,360
DAE Funding LLC (B)	4.950	01-15-33	5,028,000	4,998,109
Lockheed Martin Corp.	5.250	01-15-33	3,067,000	3,264,719
The Boeing Company	6.528	05-01-34	11,292,000	12,660,329
Commercial services and supplies 0.0%
Waste Management, Inc.	4.150	04-15-32	2,059,000	2,063,339
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (B)	7.000	03-25-34	3,533,000	3,889,689
Electrical equipment 0.1%
Tyco Electronics Group SA	4.500	02-09-31	2,442,000	2,485,268
Ground transportation 0.0%
Union Pacific Corp.	2.800	02-14-32	2,059,000	1,916,353
Industrial conglomerates 0.0%
Honeywell International, Inc.	5.000	02-15-33	2,063,000	2,152,069
Machinery 0.1%
Weir Group, Inc. (B)	5.350	05-06-30	2,622,000	2,714,630
Passenger airlines 1.3%
Air Canada 2015-2 Class AA Pass Through Trust (B)	3.750	12-15-27	1,477,754	1,460,138
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	3,678,190	3,644,057
12	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	1,944,823	$1,894,659
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	1,881,830	1,859,599
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	1,854,720	1,773,148
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	3,379,539	3,159,142
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	3,130,002	2,995,173
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	5,619,622	5,181,285
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	870,635	845,905
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	3,712,000	3,724,802
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	1,298,000	1,329,099
British Airways 2018-1 Class A Pass Through Trust (B)	4.125	09-20-31	960,502	939,182
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	4,319,544	3,917,635
JetBlue 2020-1 Class A Pass Through Trust	4.000	11-15-32	1,371,870	1,325,136
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	4,344,657	4,249,872
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	1,175,618	1,153,616
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	3,407,469	3,489,367
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	5,875,372	6,234,052
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	3,038,197	3,142,915
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	3,852,956	4,029,078
Trading companies and distributors 0.3%
AerCap Ireland Capital DAC	3.300	01-30-32	10,117,000	9,454,342
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	2,084,000	2,160,443
Ashtead Capital, Inc. (B)	5.550	05-30-33	3,623,000	3,790,937
Information technology 2.7%				121,376,267
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	5,618,000	5,168,716
Motorola Solutions, Inc.	2.750	05-24-31	5,481,000	5,082,422
Electronic equipment, instruments and components 0.3%
Amphenol Corp.	4.400	02-15-33	2,059,000	2,064,067
Jabil, Inc.	4.750	02-01-33	1,876,000	1,869,138
TD SYNNEX Corp.	2.650	08-09-31	2,283,000	2,066,833
TD SYNNEX Corp.	5.300	10-10-35	3,958,000	3,945,934
TD SYNNEX Corp.	6.100	04-12-34	1,821,000	1,930,193
Semiconductors and semiconductor equipment 1.3%
Broadcom, Inc.	3.419	04-15-33	9,477,000	8,876,616
Broadcom, Inc.	4.550	02-15-32	1,623,000	1,644,920
Broadcom, Inc.	4.800	02-15-36	3,904,000	3,913,638
Broadcom, Inc.	4.900	07-15-32	5,719,000	5,890,406
Foundry JV Holdco LLC (B)	6.100	01-25-36	4,892,000	5,222,852
Foundry JV Holdco LLC (B)	6.250	01-25-35	6,849,000	7,374,213
KLA Corp.	4.650	07-15-32	2,066,000	2,118,789
Marvell Technology, Inc.	5.950	09-15-33	5,468,000	5,874,434
Micron Technology, Inc.	2.703	04-15-32	2,788,000	2,548,893
Micron Technology, Inc.	5.300	01-15-31	3,067,000	3,221,245
Micron Technology, Inc.	5.650	11-01-32	3,192,000	3,402,367
Micron Technology, Inc.	5.800	01-15-35	2,634,000	2,820,775
Qorvo, Inc. (B)	3.375	04-01-31	2,494,000	2,298,527
Qorvo, Inc.	4.375	10-15-29	2,223,000	2,188,256
Software 0.4%
Oracle Corp.	4.700	09-27-34	2,857,000	2,684,891
Oracle Corp.	4.800	09-26-32	2,449,000	2,392,980
Oracle Corp.	5.250	02-03-32	2,718,000	2,728,557
Oracle Corp.	5.550	02-06-53	6,095,000	5,068,583
Oracle Corp.	5.700	02-04-36	3,091,000	3,092,731
VMware LLC	4.700	05-15-30	4,267,000	4,362,547
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	1,295,000	$1,315,174
Dell International LLC	4.500	02-15-31	5,141,000	5,165,962
Dell International LLC	4.750	10-06-32	4,228,000	4,267,551
Dell International LLC	5.300	04-01-32	3,733,000	3,876,921
Dell International LLC	5.400	04-15-34	6,662,000	6,897,136
Materials 0.2%				10,954,352
Construction materials 0.1%
Cemex SAB de CV (B)	3.875	07-11-31	3,857,000	3,698,679
JH North America Holdings, Inc. (B)	5.875	01-31-31	774,000	790,495
JH North America Holdings, Inc. (B)	6.125	07-31-32	1,161,000	1,191,597
Metals and mining 0.1%
Freeport-McMoRan, Inc.	5.400	11-14-34	2,994,000	3,132,571
Rio Tinto Finance USA PLC	5.000	03-14-32	2,060,000	2,141,010
Real estate 1.2%				54,820,572
Hotel and resort REITs 0.1%
Host Hotels & Resorts LP	4.250	12-15-28	2,926,000	2,938,849
Industrial REITs 0.3%
FIBRA Prologis (B)	5.500	11-26-35	2,049,000	2,076,662
Prologis Targeted U.S. Logistics Fund LP (B)	4.250	01-15-31	1,515,000	1,517,281
Prologis Targeted U.S. Logistics Fund LP (B)	4.625	03-15-33	3,989,000	3,981,137
Prologis Targeted U.S. Logistics Fund LP (B)	5.250	01-15-35	4,821,000	4,971,158
Real estate management and development 0.1%
CoStar Group, Inc. (B)	2.800	07-15-30	5,128,000	4,713,864
Residential REITs 0.1%
American Homes 4 Rent LP	4.950	06-15-30	3,663,000	3,737,818
Retail REITs 0.1%
Regency Centers LP	4.500	03-15-33	2,154,000	2,154,749
Regency Centers LP	5.000	07-15-32	4,263,000	4,394,039
Specialized REITs 0.5%
American Tower Corp.	4.700	12-15-32	3,051,000	3,086,105
American Tower Corp.	5.200	02-15-29	3,555,000	3,670,798
American Tower Corp.	5.550	07-15-33	2,844,000	3,003,142
American Tower Corp.	5.650	03-15-33	2,844,000	3,022,297
VICI Properties LP	5.125	11-15-31	4,380,000	4,459,447
VICI Properties LP	5.125	05-15-32	6,993,000	7,093,226
Utilities 3.3%				148,165,086
Electric utilities 1.8%
American Electric Power Company, Inc.	5.625	03-01-33	930,000	986,521
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	2,078,000	2,088,105
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	990,000	993,480
Atlantica Transmision Sur SA (B)	6.875	04-30-43	720,725	773,856
Constellation Energy Generation LLC	4.400	01-15-31	1,965,000	1,978,424
Constellation Energy Generation LLC	6.500	10-01-53	2,185,000	2,410,886
Duke Energy Carolinas LLC	4.950	01-15-33	3,739,000	3,875,862
Duke Energy Corp.	5.750	09-15-33	3,365,000	3,595,356
Electricite de France SA (B)	5.650	04-22-29	5,459,000	5,718,973
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	4,167,000	4,187,039
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	2,083,000	2,100,266
Eversource Energy	5.125	05-15-33	3,940,000	4,026,172
Exelon Corp.	4.050	04-15-30	4,765,000	4,750,755
Exelon Corp.	5.125	03-15-31	1,558,000	1,623,381
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	923,000	965,940
14	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Georgia Power Company	4.950	05-17-33	2,059,000	$2,126,357
Israel Electric Corp., Ltd. (B)	5.633	01-28-38	1,281,000	1,301,160
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	2,672,000	2,410,328
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	2,544,000	2,642,417
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	774,000	820,538
NRG Energy, Inc. (B)	4.450	06-15-29	2,571,000	2,573,051
NRG Energy, Inc. (B)	5.407	10-15-35	3,810,000	3,850,634
NRG Energy, Inc. (B)	7.000	03-15-33	6,231,000	6,934,191
Pacific Gas & Electric Company	5.800	05-15-34	3,124,000	3,296,077
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (B)	4.750	02-03-31	2,042,000	2,040,888
The Southern Company	5.700	03-15-34	2,713,000	2,885,673
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	3,836,000	4,013,296
Xcel Energy, Inc.	4.600	06-01-32	5,077,000	5,114,748
Independent power and renewable electricity producers 0.6%
Capital Power US Holdings, Inc. (B)	5.257	06-01-28	1,583,000	1,615,421
Capital Power US Holdings, Inc. (B)	6.189	06-01-35	2,676,000	2,823,273
Indianapolis Power & Light Company (B)	5.650	12-01-32	5,965,000	6,331,956
Vistra Operations Company LLC (B)	4.300	07-15-29	6,774,000	6,777,369
Vistra Operations Company LLC (B)	4.700	01-31-31	1,564,000	1,572,948
Vistra Operations Company LLC (B)	6.000	04-15-34	4,975,000	5,274,087
Vistra Operations Company LLC (B)	6.950	10-15-33	3,445,000	3,862,007
Multi-utilities 0.9%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%)	5.950	04-01-56	2,473,000	2,496,897
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%)	6.850	02-15-55	3,761,000	3,996,642
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	1,664,000	1,748,882
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	3,329,000	3,378,113
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	4,114,000	4,188,287
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	2,946,000	3,084,771
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	1,731,000	1,879,141
National Grid PLC	5.809	06-12-33	5,668,000	6,063,511
NiSource, Inc.	3.600	05-01-30	1,322,000	1,296,789
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	3,317,000	3,337,512
Sempra	5.500	08-01-33	2,676,000	2,822,718

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	3,375,000	3,443,303

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	2,074,000	2,087,085
Municipal bonds 0.3%				$13,832,982
(Cost $18,176,899)
Foothill-Eastern Transportation Corridor Agency (California)	4.094	01-15-49	3,379,000	2,888,517
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	1,834,000	1,403,265
Maryland Health & Higher Educational Facilities Authority	3.197	07-01-50	5,901,000	4,219,135
Ohio Turnpike & Infrastructure Commission	3.216	02-15-48	1,650,000	1,283,036

Regents of the University of California Medical Center	3.006	05-15-50	5,860,000	4,039,029
Collateralized mortgage obligations 6.8%				$304,148,283
(Cost $327,373,392)
Commercial and residential 6.0%				267,332,032
A&D Mortgage Trust
Series 2025-NQM4, Class A1 (B)	5.225	10-25-70	3,378,952	3,399,986
Series 2026-NQM1, Class A1 (B)(E)	4.912	02-25-71	2,899,612	2,904,776
Series 2026-NQM2, Class A1 (B)(E)	4.811	03-25-71	4,187,000	4,186,947
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (B)(E)	0.990	04-25-53	367,322	354,190
Series 2021-4, Class A1 (B)(E)	1.035	01-20-65	2,003,397	1,745,782
Series 2021-5, Class A1 (B)(E)	0.951	07-25-66	1,589,502	1,404,404
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (B)	4.800	11-26-68	2,171,183	2,173,625
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter) (B)	4.950	07-25-68	3,477,100	3,473,638
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-10, Class A1 (B)(E)	4.960	09-25-70	1,288,184	$1,292,342
Series 2025-11, Class A1 (B)(E)	4.975	10-25-70	1,952,362	1,959,193
Series 2025-13, Class A1 (B)	4.929	10-25-70	2,563,713	2,571,330
Series 2026-1, Class A1 (B)(E)	4.747	02-25-71	3,930,725	3,931,610
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (B)(E)	1.175	10-25-48	769,276	708,513
Avenue of Americas
Series 2025-1301, Class A (B)(E)	5.059	08-11-42	4,629,000	4,739,108
Series 2025-1301, Class B (B)(E)	5.302	08-11-42	1,231,000	1,257,651
BAHA Trust
Series 2024-MAR, Class A (B)(E)	6.171	12-10-41	5,293,000	5,525,156
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	5,072,000	5,269,869
Series 2025-5YR19, Class A3	5.270	12-15-58	1,715,000	1,794,886
Series 2026-5YR20, Class A3	5.104	02-15-59	1,281,000	1,329,345
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	883,175	831,340
Series 2024-5C29, Class A3	5.208	09-15-57	4,187,000	4,328,015
Series 2024-5C31, Class A3	5.609	12-15-57	1,064,000	1,115,327
Series 2025-5C38, Class A3	5.146	11-15-58	2,019,000	2,098,113
Series 2026-5C40, Class A3	5.248	02-15-59	2,084,000	2,179,131
Benchmark Mortgage Trust
Series 2024-V12, Class A3	5.738	12-15-57	3,363,000	3,543,049
Series 2026-V20, Class A3	5.184	02-15-59	1,575,000	1,642,624
BMO Mortgage Trust
Series 2024-5C8, Class A3 (E)	5.625	12-15-57	1,024,000	1,074,160
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (B)(E)	0.941	02-25-49	498,626	475,219
BX Trust
Series 2019-OC11, Class A (B)	3.202	12-09-41	1,408,000	1,353,120
Series 2022-CLS, Class A (B)	5.760	10-13-27	2,199,000	2,205,051
BXHPP Trust
Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) (B)(F)	4.874	08-15-36	6,514,000	5,667,180
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class A2	3.623	05-15-52	3,170,975	3,136,964
CENT Trust
Series 2025-CITY, Class A (B)(E)	4.920	07-10-40	1,954,000	2,002,714
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2	2.708	02-15-53	1,243,596	1,197,632
Series 2023-SMRT, Class A (B)(E)	5.820	10-12-40	2,512,000	2,589,344
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1 (B)(E)	3.000	09-25-64	147,535	145,783
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (B)(E)	0.924	08-25-66	1,174,586	1,009,721
Series 2021-3, Class A1 (B)(E)	0.956	09-27-66	1,601,733	1,397,406
Series 2021-HX1, Class A1 (B)(E)	1.110	10-25-66	1,346,188	1,184,734
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (B)	5.529	08-25-70	1,361,074	1,376,287
COLT Trust
Series 2020-RPL1, Class A1 (B)(E)	1.390	01-25-65	3,836,730	3,356,774
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2020-CX, Class D (B)(E)	2.683	11-10-46	1,509,000	1,213,924
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.456	05-10-51	25,394,235	195,731
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class A1 (B)(E)	0.830	03-25-56	2,539,613	2,186,993
Series 2021-NQM2, Class A1 (B)(E)	1.179	02-25-66	984,127	894,645
Series 2021-NQM3, Class A1 (B)(E)	1.015	04-25-66	838,768	743,323
Series 2021-NQM6, Class A1 (B)(E)	1.174	07-25-66	2,411,687	2,120,743
Series 2021-RPL2, Class A1A (B)(E)	1.115	01-25-60	3,324,989	2,870,961
Cross Mortgage Trust
Series 2025-H10, Class A1 (B)(E)	4.968	01-25-71	1,492,781	1,497,781
Series 2025-H8, Class A1 (B)(E)	5.003	11-25-70	2,153,528	2,163,081
16	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2025-H9, Class A1 (B)(E)	5.036	11-25-70	2,593,416	$2,605,032
Series 2026-NQM1, Class A1 (B)(E)	4.699	02-25-61	3,794,279	3,793,285
DBJPM Mortgage Trust
Series 2020-C9, Class A2	1.900	08-15-53	138,662	138,396
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1 (B)(E)	0.899	04-25-66	1,346,990	1,215,541
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (B)(E)	0.797	02-25-66	267,264	237,347
Series 2021-2, Class A1 (B)(E)	0.931	06-25-66	1,163,547	1,006,606
Series 2025-INV5, Class A1 (B)(E)	5.077	12-25-70	3,683,819	3,710,751
Series 2026-NQM1, Class A1 (B)(E)	4.771	02-25-71	2,190,255	2,193,942
Flagstar Mortgage Trust
Series 2021-1, Class A2 (B)(E)	2.500	02-01-51	3,095,750	2,653,396
GCAT Trust
Series 2021-NQM1, Class A1 (B)(E)	0.874	01-25-66	695,624	629,834
Series 2021-NQM2, Class A1 (B)(E)	1.036	05-25-66	772,606	680,043
Series 2021-NQM3, Class A1 (B)(E)	1.091	05-25-66	1,215,794	1,087,443
Series 2025-NQM5, Class A1 (B)(E)	4.981	08-25-70	2,319,438	2,328,048
GGP Trust
Series 2026-TY, Class A (B)(E)	4.670	03-05-43	3,258,000	3,294,339
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (B)(E)	1.382	09-27-60	156,283	149,746
Series 2021-NQM1, Class A1 (B)(E)	1.017	07-25-61	471,321	438,621
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (B)(E)	5.467	01-13-40	4,262,000	4,443,744
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (B)(E)	1.071	06-25-56	856,165	777,393
JP Morgan Mortgage Trust
Series 2025-NQM5, Class A1 (B)(E)	4.879	05-25-66	1,326,757	1,328,698
MFA Trust
Series 2021-NQM1, Class A1 (B)(E)	1.153	04-25-65	413,368	390,538
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (B)(E)	5.119	11-25-70	1,820,288	1,830,395
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (B)(E)	4.316	01-15-43	520,000	490,610
New Residential Mortgage Loan Trust
Series 2020-1A, Class A1B (B)(E)	3.500	10-25-59	621,837	594,485
Series 2025-NQM1, Class A1 (B)	5.643	01-25-65	3,227,771	3,291,616
Series 2025-NQM3, Class A1 (B)(E)	5.530	05-25-65	3,169,225	3,219,331
Series 2025-NQM6, Class A1 (B)(E)	5.085	10-25-65	2,728,770	2,748,304
Series 2025-NQM7, Class A1 (B)(E)	5.010	10-26-65	3,711,516	3,726,085
Series 2026-NQM1, Class A1 (B)(E)	4.824	11-25-65	2,325,872	2,328,047
Series 2026-NQM2, Class A1 (B)(E)	4.743	12-25-65	1,749,864	1,757,583
NMLT Trust
Series 2021-INV1, Class A1 (B)(E)	1.185	05-25-56	2,136,950	1,912,051
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (B)(E)	4.312	11-05-41	2,166,000	2,164,061
NYMT Loan Trust
Series 2022-CP1, Class A1 (B)	2.042	07-25-61	666,253	632,822
Series 2025-INV2, Class A1 (B)(E)	5.000	10-25-60	2,652,389	2,669,359
OBX Trust
Series 2020-EXP2, Class A3 (B)(E)	2.500	05-25-60	592,279	517,880
Series 2021-NQM2, Class A1 (B)(E)	1.101	05-25-61	1,690,273	1,422,872
Series 2021-NQM3, Class A1 (B)(E)	1.054	07-25-61	1,794,354	1,535,123
Series 2025-NQM14, Class A1 (5.162% to 7-1-29, then 6.162% thereafter) (B)	5.162	07-25-65	1,133,854	1,141,969
Series 2025-NQM18, Class A1 (B)(E)	5.057	09-25-65	987,272	994,340
Series 2025-NQM19, Class A1 (B)(E)	4.869	10-25-65	2,032,284	2,038,535
Series 2025-NQM20, Class A1 (B)(E)	5.021	10-25-65	2,670,357	2,686,998
Series 2025-NQM21, Class A1 (B)(E)	4.989	10-25-65	1,551,138	1,560,261
Series 2025-NQM23, Class A1 (B)(E)	4.872	10-25-65	3,287,406	3,302,077
Series 2026-NQM2, Class A1 (B)(E)	4.818	12-01-65	4,603,753	4,616,032
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2026-NQM3, Class A1 (B)(E)	4.652	01-25-66	3,955,000	$3,953,375
PRKCM Trust
Series 2026-AFC1, Class A1 (B)(E)	4.677	02-25-61	1,846,067	1,845,085
Progress Residential Trust
Series 2024-SFR1, Class A (B)	3.350	02-17-41	2,737,257	2,669,852
Series 2025-SFR1, Class A (B)	3.400	02-17-42	4,873,206	4,721,044
Series 2025-SFR2, Class A (B)	3.305	04-17-42	4,116,247	3,963,763
Series 2025-SFR4, Class A (B)	4.300	08-17-42	2,523,000	2,521,374
Series 2025-SFR5, Class A (B)	3.850	10-17-42	2,116,772	2,075,307
Series 2025-SFR6, Class A (B)	4.000	12-17-42	4,001,000	3,954,417
Series 2026-SFR1, Class A (B)	3.850	02-17-43	2,265,000	2,209,516
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (B)(E)	2.000	01-25-36	1,972,880	1,801,260
ROCK Trust
Series 2024-CNTR, Class A (B)	5.388	11-13-41	4,594,000	4,754,591
Series 2024-CNTR, Class D (B)	7.109	11-13-41	3,506,000	3,702,036
SLG Office Trust
Series 2021-OVA, Class C (B)	2.851	07-15-41	4,837,000	4,370,597
Starwood Mortgage Residential Trust
Series 2021-2, Class A1 (B)(E)	0.943	05-25-65	413,371	394,937
Series 2022-1, Class A1 (B)(E)	2.447	12-25-66	2,372,042	2,171,868
Towd Point Mortgage Trust
Series 2015-6, Class M2 (B)(E)	3.750	04-25-55	1,292,885	1,283,462
Series 2018-4, Class A1 (B)(E)	3.000	06-25-58	983,077	945,173
Series 2019-1, Class A1 (B)(E)	3.741	03-25-58	786,684	773,318
Series 2019-4, Class A1 (B)(E)	2.900	10-25-59	818,525	794,868
Series 2020-4, Class A1 (B)	1.750	10-25-60	1,589,334	1,469,064
Series 2024-1, Class A1 (B)(E)	4.856	03-25-64	2,711,994	2,783,579
Series 2024-3, Class A1A (B)(E)	5.027	07-25-65	1,604,360	1,633,438
Series 2024-4, Class A1A (B)(E)	4.569	10-27-64	1,106,704	1,127,568
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (B)(E)	5.229	07-13-44	2,036,000	2,080,209
Verus Securitization Trust
Series 2021-1, Class A1 (B)(E)	0.815	01-25-66	821,129	755,241
Series 2021-3, Class A1 (B)(E)	1.046	06-25-66	1,260,724	1,144,539
Series 2021-4, Class A1 (B)(E)	0.938	07-25-66	772,060	668,633
Series 2021-5, Class A1 (B)(E)	1.013	09-25-66	1,180,189	1,043,777
Series 2021-R2, Class A1 (B)(E)	0.918	02-25-64	447,859	424,162
Series 2025-11, Class A1 (B)(E)	4.914	11-25-70	2,912,997	2,923,898
Series 2026-1, Class A1 (B)(E)	4.863	01-25-71	2,598,555	2,611,432
Series 2026-2, Class A1 (B)(E)	4.590	02-25-71	2,920,000	2,917,284
Visio Trust
Series 2020-1R, Class A1 (B)	1.312	11-25-55	474,678	461,771
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	2,009,000	2,116,498
Series 2025-5C6, Class A3	5.186	10-15-58	2,426,000	2,517,812
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (B)(E)	5.528	07-15-40	3,512,000	3,644,484
U.S. Government Agency 0.8%				36,816,251
Government National Mortgage Association
Series 2012-114, Class IO	0.635	01-16-53	713,535	10,604
Series 2015-7, Class IO	0.488	01-16-57	2,571,809	64,969
Series 2016-174, Class IO	0.724	11-16-56	2,316,195	71,308
Series 2017-109, Class IO	0.202	04-16-57	3,554,116	35,090
Series 2017-124, Class IO	0.627	01-16-59	2,147,619	77,789
Series 2017-140, Class IO	0.485	02-16-59	2,415,831	61,847
Series 2017-169, Class IO	0.520	01-16-60	4,888,096	134,101
Series 2017-20, Class IO	0.477	12-16-58	6,927,386	135,834
Series 2017-22, Class IO	0.769	12-16-57	827,103	29,660
18	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-41, Class IO	0.494	07-16-58	2,463,226	$57,465
Series 2017-46, Class IO	0.651	11-16-57	4,114,251	153,938
Series 2017-54, Class IO	0.706	12-16-58	2,509,420	85,565
Series 2017-61, Class IO	0.688	05-16-59	1,793,086	61,744
Series 2017-74, Class IO	0.388	09-16-58	1,110,539	17,156
Series 2017-89, Class IO	0.436	07-16-59	533,835	12,918
Series 2018-114, Class IO	0.592	04-16-60	2,390,335	93,892
Series 2018-158, Class IO	0.799	05-16-61	12,180,469	733,639
Series 2018-68, Class A	2.850	04-16-50	139,082	134,743
Series 2018-69, Class IO	0.610	04-16-60	1,889,895	85,234
Series 2018-9, Class IO	0.444	01-16-60	4,705,235	139,002
Series 2019-131, Class IO	0.803	07-16-61	5,913,840	337,486
Series 2020-100, Class IO	0.787	05-16-62	8,293,296	498,286
Series 2020-108, Class IO	0.847	06-16-62	23,013,000	1,324,341
Series 2020-114, Class IO	0.799	09-16-62	27,465,761	1,434,888
Series 2020-118, Class IO	0.887	06-16-62	21,204,803	1,335,688
Series 2020-119, Class IO	0.608	08-16-62	9,566,166	438,387
Series 2020-120, Class IO	0.759	05-16-62	24,355,185	1,422,418
Series 2020-137, Class IO	0.799	09-16-62	30,435,234	1,875,918
Series 2020-150, Class IO	0.967	12-16-62	14,448,245	984,925
Series 2020-170, Class IO	0.836	11-16-62	22,164,488	1,429,414
Series 2020-92, Class IO	0.882	02-16-62	18,903,251	1,050,722
Series 2021-10, Class IO	0.987	05-16-63	13,833,821	1,070,800
Series 2021-11, Class IO	1.022	12-16-62	21,394,292	1,571,475
Series 2021-3, Class IO	0.871	09-16-62	34,317,564	2,185,658
Series 2021-40, Class IO	0.822	02-16-63	7,183,173	440,286
Series 2022-181, Class IO	0.721	07-16-64	6,890,851	415,139
Series 2022-21, Class IO	0.785	10-16-63	6,490,396	399,389
Series 2022-221, Class IO	0.844	06-16-64	23,933,461	1,565,409
Series 2022-53, Class IO	0.706	06-16-64	2,242,730	101,004
Series 2023-105, Class IO	0.748	07-16-65	15,421,015	911,757
Series 2023-177, Class IO	0.857	06-16-65	23,498,957	1,372,348
Series 2023-197, Class IO	1.242	09-16-65	7,176,193	594,797
Series 2023-30, Class IO	1.001	11-16-64	12,222,406	808,729
Series 2023-33, Class IO	0.931	05-16-63	19,140,871	1,337,553
Series 2023-36, Class IO	0.935	10-16-64	21,476,209	1,294,111
Series 2023-62, Class IO	0.938	02-16-65	15,487,120	969,371
Series 2023-91, Class IO	0.876	04-16-65	19,328,630	1,335,759
Series 2024-179, Class XI IO	0.831	12-16-66	27,607,813	1,943,651
Series 2024-194, Class IO	0.960	08-16-67	11,395,770	843,811
Series 2025-126, Class IO	0.767	05-16-67	14,776,274	1,034,425

Series 2025-128, Class IO	0.926	09-16-67	28,279,717	2,291,808
Asset-backed securities 6.8%				$307,002,864
(Cost $308,021,541)
Asset-backed securities 6.8%				307,002,864
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (B)	3.199	12-29-30	1,808,731	1,797,394
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (B)	6.500	11-16-48	2,294,000	2,323,511
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2 (B)	4.305	09-15-33	2,559,103	2,573,075
AMSR Trust
Series 2021-SFR1, Class B (B)	2.153	06-17-38	2,695,000	2,557,244
Series 2025-SFR1, Class A (B)	3.655	06-17-42	1,116,000	1,085,791
Series 2025-SFR2, Class A (B)	4.275	11-17-42	2,643,000	2,633,499
Arby’s Funding LLC
Series 2020-1A, Class A2 (B)	3.237	07-30-50	4,498,200	4,402,704
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A (B)	5.360	06-20-30	3,061,000	$3,181,346
Beacon Container Finance II LLC
Series 2021-1A, Class A (B)	2.250	10-22-46	3,802,334	3,579,712
Capital Automotive REIT
Series 2024-2A, Class A1 (B)	4.900	05-15-54	689,043	692,211
Series 2024-3A, Class A1 (B)	4.400	10-15-54	2,312,110	2,293,169
CARS-DB7 LP
Series 2023-1A, Class A1 (B)	5.750	09-15-53	4,301,981	4,327,063
CARS-DB8 LP
Series 2024-2A, Class A2 (B)	5.250	05-15-54	1,091,720	1,096,817
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (B)	1.690	07-15-60	3,653,502	3,096,129
Series 2021-1A, Class A1 (B)	1.530	03-15-61	3,332,249	2,725,059
CLI Funding IX LLC
Series 2025-1A, Class A (B)	5.350	06-20-50	4,162,634	4,236,351
CLI Funding VI LLC
Series 2020-1A, Class A (B)	2.080	09-18-45	3,144,311	2,985,559
CLI Funding VIII LLC
Series 2021-1A, Class A (B)	1.640	02-18-46	1,879,603	1,760,580
Series 2022-1A, Class A (B)	2.720	01-18-47	1,648,704	1,547,882
Cloud Capital Holdco LP
Series 2024-2A, Class A2 (B)	5.923	11-22-49	2,105,000	2,143,922
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (B)	5.250	02-25-49	2,471,000	2,487,853
Series 2025-1A, Class A1 (B)	5.316	05-25-50	2,024,000	2,050,850
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (B)	5.835	02-25-50	1,087,000	1,110,240
Concord Music Royalties LLC
Series 2025-2A, Class A (B)	5.785	07-20-75	1,906,000	1,963,363
Consolidated Communications LLC
Series 2025-1A, Class A2 (B)	6.000	05-20-55	2,477,000	2,539,330
Series 2025-4A, Class A2 (B)	5.522	12-20-55	1,433,000	1,461,957
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (B)	4.300	04-20-48	3,447,000	3,411,161
Series 2024-2A, Class A2 (B)	4.500	05-20-49	4,104,000	4,053,707
DataBank Issuer LLC
Series 2021-2A, Class A2 (B)	2.400	10-25-51	1,246,000	1,227,255
Series 2026-1A, Class A2 (B)	5.811	02-25-56	2,681,000	2,711,710
DB Master Finance LLC
Series 2017-1A, Class A2II (B)	4.030	11-20-47	1,628,400	1,622,208
Series 2025-1A, Class A2I (B)	4.891	08-20-55	1,303,733	1,316,955
Series 2025-1A, Class A2II (B)	5.165	08-20-55	1,392,510	1,411,823
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A (B)	1.760	04-15-49	3,870,000	3,776,939
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2 (B)	3.668	10-25-49	1,273,920	1,245,981
Series 2021-1A, Class A2I (B)	2.662	04-25-51	3,132,423	3,007,571
Series 2025-1A, Class A2I (B)	4.930	07-25-55	1,508,000	1,535,110
Series 2025-1A, Class A2II (B)	5.217	07-25-55	1,753,000	1,798,899
Driven Brands Funding LLC
Series 2020-2A, Class A2 (B)	3.237	01-20-51	3,238,144	3,157,126
Series 2021-1A, Class A2 (B)	2.791	10-20-51	3,474,823	3,305,459
Series 2024-1A, Class A2 (B)	6.372	10-20-54	4,847,185	5,016,103
Series 2025-1A, Class A2 (B)	5.296	10-20-55	1,884,278	1,900,323
ExteNet Issuer LLC
Series 2024-1A, Class A2 (B)	5.335	07-25-54	3,776,000	3,805,974
FirstKey Homes Trust
Series 2021-SFR1, Class C (B)	1.888	08-17-38	4,249,000	4,193,856
Flexential Issuer LLC
Series 2025-1A, Class A2 (B)	6.030	10-25-60	1,449,000	1,472,784
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (B)	4.320	08-15-38	3,835,000	3,897,443
20	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
GBX Leasing LLC
Series 2026-1A, Class A (B)	5.130	02-20-56	2,825,000	$2,875,698
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (B)	4.980	12-11-36	1,831,000	1,893,071
GMF Floorplan Owner Revolving Trust
Series 2024-2A, Class A (B)	5.060	03-15-31	4,196,000	4,346,174
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (B)	3.208	01-22-29	592,517	590,833
Series 2021-1A, Class A2 (B)	2.773	04-20-29	1,290,732	1,284,966
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3 (B)	4.140	12-17-29	3,964,000	3,999,492
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (B)	3.939	02-01-62	4,180,000	4,146,718
Hotwire Funding LLC
Series 2021-1, Class A2 (B)	2.311	11-20-51	3,092,000	3,043,261
Series 2023-1A, Class A2 (B)	5.687	05-20-53	3,237,000	3,265,383
Invitation Homes Trust
Series 2024-SFR1, Class A (B)	4.000	09-17-41	3,653,838	3,626,396
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (B)	5.636	02-15-55	2,781,900	2,860,582
Series 2025-1A, Class A2 (B)	5.610	08-16-55	2,715,355	2,815,260
Series 2026-1A, Class A2I (B)	4.952	02-15-56	3,471,000	3,515,931
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (B)	5.219	02-25-56	1,553,000	1,578,030
Lyra Music Assets LP
Series 2025-1A, Class A2 (B)	5.604	09-20-65	3,639,822	3,691,153
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (B)	5.400	08-20-55	3,984,000	4,067,128
Series 2025-4A, Class A2 (B)	5.163	12-20-55	1,187,000	1,206,112
Monroe Capital Funding, Ltd.
Series 2021-1A, Class A2 (B)	2.815	04-22-31	1,706,410	1,697,839
Navient Refinance Loan Trust
Series 2026-A, Class A (B)	4.500	01-18-56	3,863,000	3,871,266
Navient Student Loan Trust
Series 2020-2A, Class A1A (B)	1.320	08-26-69	1,010,670	909,155
Neighborly Issuer LLC
Series 2021-1A, Class A2 (B)	3.584	04-30-51	4,712,970	4,551,406
Series 2022-1A, Class A2 (B)	3.695	01-30-52	1,907,520	1,818,664
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (B)	1.910	10-20-61	4,682,000	3,971,545
Series 2021-1, Class B1 (B)	2.410	10-20-61	2,405,000	1,549,153
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (B)	3.104	07-25-26	242,533	240,358
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (B)	5.000	09-15-48	2,326,000	2,330,243
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (B)(F)	5.152	01-15-38	1,762,000	1,761,080
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (B)(F)	4.972	04-15-38	1,791,000	1,789,139
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (B)	5.482	01-20-51	2,476,000	2,514,157
Scalelogix ABS US Issuer LLC
Series 2025-1A, Class A2 (B)	5.673	07-25-55	2,074,000	2,099,085
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 (B)	4.330	06-20-36	4,091,000	4,137,853
SEB Funding LLC
Series 2024-1A, Class A2 (B)	7.386	04-30-54	3,932,000	4,042,453
ServiceMaster Funding LLC
Series 2021-1, Class A2II (B)	3.113	07-30-51	2,523,343	2,218,513
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 (B)	2.394	04-25-51	2,516,505	2,405,496
Series 2024-1A, Class A2 (B)	6.174	01-25-54	1,456,280	1,513,987
Sesac Finance LLC
Series 2025-1, Class A2 (B)	5.500	07-25-55	2,412,000	2,416,977
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (B)	1.070	01-15-53	583,356	$538,925
Series 2024-A, Class A1A (B)	5.240	03-15-56	3,870,307	4,003,286
Series 2024-E, Class A1A (B)	5.090	10-16-56	2,063,764	2,111,395
Sonic Capital LLC
Series 2020-1A, Class A2I (B)	3.845	01-20-50	3,788,505	3,756,313
Series 2020-1A, Class A2II (B)	4.336	01-20-50	2,407,860	2,354,843
Series 2021-1A, Class A2I (B)	2.190	08-20-51	2,723,169	2,560,064
Sprite, Ltd.
Series 2026-1, Class A (B)	5.227	03-15-41	2,369,000	2,388,386
Subway Funding LLC
Series 2024-1A, Class A2I (B)	6.028	07-30-54	1,636,288	1,654,548
Series 2024-1A, Class A2II (B)	6.268	07-30-54	2,305,813	2,361,744
Series 2024-3A, Class A23 (B)	5.914	07-30-54	5,423,350	5,422,156
Summit Issuer LLC
Series 2025-1A, Class A2 (B)	5.208	11-20-55	2,529,000	2,569,181
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (B)	5.436	06-25-54	846,000	848,488
Series 2025-1A, Class A2 (B)	5.036	03-25-55	4,745,000	4,712,161
Series 2025-2A, Class A21 (B)	5.121	10-25-55	2,780,000	2,800,444
Taco Bell Funding LLC
Series 2025-1A, Class A2I (B)	4.821	08-25-55	2,936,000	2,968,655
Series 2025-1A, Class A2II (B)	5.049	08-25-55	4,816,000	4,913,317
TIF Funding II LLC
Series 2020-1A, Class A (B)	2.090	08-20-45	3,416,554	3,286,629
Series 2021-1A, Class A (B)	1.650	02-20-46	2,207,039	2,040,658
T-Mobile US Trust
Series 2025-2A, Class A (B)	4.340	04-22-30	2,115,000	2,139,029
Tricon American Homes Trust
Series 2020-SFR2, Class A (B)	1.482	11-17-39	2,711,062	2,594,510
Triton Container Finance VIII LLC
Series 2020-1A, Class A (B)	2.110	09-20-45	3,381,029	3,208,303
Series 2021-1A, Class A (B)	1.860	03-20-46	1,945,323	1,819,681
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (B)	5.877	04-20-55	1,702,000	1,748,095
Series 2025-2A, Class A2 (B)	5.177	01-20-56	1,450,000	1,465,338
Vantage Data Centers LLC
Series 2020-2A, Class A2 (B)	1.992	09-15-45	2,373,000	2,276,470
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (B)	4.693	03-15-56	1,923,000	1,933,768
VCP RRL ABS I, Ltd.
Series 2021-1A, Class A (B)	2.152	10-20-31	346,173	335,253
Verizon Master Trust
Series 2024-5, Class A (B)	5.000	06-21-32	6,179,000	6,404,192
Series 2025-9, Class A1A	3.960	10-21-30	2,239,000	2,247,662
Wendy’s Funding LLC
Series 2021-1A, Class A2I (B)	2.370	06-15-51	3,563,859	3,360,152
Willis Engine Structured Trust V
Series 2020-A, Class A (B)	3.228	03-15-45	546,424	532,698
Willis Engine Structured Trust VIII
Series 2025-A, Class A (B)	5.582	06-15-50	1,174,523	1,202,386
Wingstop Funding LLC
Series 2020-1A, Class A2 (B)	2.841	12-05-50	6,215,350	6,047,415
Series 2024-1A, Class A2 (B)	5.858	12-05-54	1,556,000	1,616,042
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (B)	3.238	07-30-51	2,069,485	1,984,596
Zayo Issuer LLC
Series 2025-1A, Class A2 (B)	5.648	03-20-55	3,550,000	3,630,526

22	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Preferred securities 0.0%		$341,261
(Cost $357,233)
Financials 0.0%		341,261
Banks 0.0%
Wells Fargo & Company, 7.500%	277	341,261

	Yield (%)	Shares	Value
Short-term investments 1.6%			$70,633,503
(Cost $70,634,842)
Short-term funds 1.6%			70,633,503
John Hancock Collateral Trust (G)	3.5447(H)	7,061,232	70,633,503

Total investments (Cost $4,528,070,655) 101.4%	$4,554,555,974
Other assets and liabilities, net (1.4%)	(62,385,205)
Total net assets 100.0%	$4,492,170,769

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.6%)				$(27,813,698)
(Proceeds received $27,270,704)
U.S. Government Agency (0.6%)				(27,813,698)
Federal National Mortgage Association 30 Yr Pass Thru (A)	3.500	TBA	(29,513,000)	(27,813,698)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $879,683,836 or 19.6% of the fund’s net assets as of 2-28-26.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 2-28-26. The value of securities on loan amounted to $8,553,895.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $8,726,345.
(H)	The rate shown is the annualized seven-day yield as of 2-28-26.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INVESTMENT GRADE BOND FUND | QUARTERLY REPORT	23

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$2,471,630,172	—	$2,471,630,172	—
Foreign government obligations	7,361,111	—	7,361,111	—
Corporate bonds	1,379,605,798	—	1,379,605,798	—
Municipal bonds	13,832,982	—	13,832,982	—
Collateralized mortgage obligations	304,148,283	—	304,148,283	—
Asset-backed securities	307,002,864	—	307,002,864	—
Preferred securities	341,261	$341,261	—	—
Short-term investments	70,633,503	70,633,503	—	—
Total investments in securities	$4,554,555,974	$70,974,764	$4,483,581,210	—
Liabilities
Sale commitments outstanding	$(27,813,698)	—	$(27,813,698)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,061,232	$11,736,270	$1,291,266,453	$(1,232,382,238)	$14,597	$(1,579)	$1,383,435	—	$70,633,503
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
24	|